Exhibit 99.1

World Omni Auto Receivables Trust 2025-C
Monthly Servicer Certificate
September 30, 2025

Dates Covered
Collections Period	09/01/25 - 09/30/25
Interest Accrual Period	09/15/25 - 10/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/25	1,154,150,918.66	44,349
Yield Supplement Overcollateralization Amount 08/31/25	78,401,942.11	0
Receivables Balance 08/31/25	1,232,552,860.77	44,349
Principal Payments	42,387,926.84	1,392
Defaulted Receivables	725,765.52	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/25	74,802,451.68	0
Pool Balance at 09/30/25	1,114,636,716.73	42,941

Pool Statistics	$ Amount	# of Accounts
Pool Factor	91.29%
Prepayment ABS Speed	1.80%
Aggregate Starting Principal Balance	1,302,934,912.86	45,742

Delinquent Receivables:
Past Due 31-60 days	7,670,562.49	313
Past Due 61-90 days	1,993,453.47	73
Past Due 91-120 days	741,250.78	21
Past Due 121+ days	0.00	0
Total	10,405,266.74	407

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.87%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	459,165.09
Aggregate Net Losses/(Gains) - September 2025	266,600.43
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.26%
Prior Net Losses/(Gains) Ratio	0.14%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.03%

Overcollateralization Target Amount	10,031,730.45
Actual Overcollateralization	10,031,730.45
Weighted Average Contract Rate	6.33%
Weighted Average Contract Rate, Yield Adjusted	9.34%
Weighted Average Remaining Term	59.75

Flow of Funds	$ Amount
Collections	49,480,991.08
Investment Earnings on Cash Accounts	19,641.91
Servicing Fee	(1,027,127.38)
Transfer to Collection Account	-
Available Funds	48,473,505.61

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,870,077.89
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	134,478.50
(5) Noteholders' Second Priority Principal Distributable Amount	10,826,843.66
(6) Class C Interest	70,455.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,300,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,031,730.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	5,239,920.11

Total Distributions of Available Funds	48,473,505.61

Servicing Fee	1,027,127.38
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,163,710,000.00
Original Class B	36,510,000.00
Original Class C	18,300,000.00

Total Class A, B, & C
Note Balance @ 09/15/25	1,143,763,560.39
Principal Paid	39,158,574.11
Note Balance @ 10/15/25	1,104,604,986.28

Class A-1
Note Balance @ 09/15/25	171,143,560.39
Principal Paid	39,158,574.11
Note Balance @ 10/15/25	131,984,986.28
Note Factor @ 10/15/25	53.6742522%

Class A-2a
Note Balance @ 09/15/25	233,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	233,000,000.00
Note Factor @ 10/15/25	100.0000000%

Class A-2b
Note Balance @ 09/15/25	185,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	185,000,000.00
Note Factor @ 10/15/25	100.0000000%

Class A-3
Note Balance @ 09/15/25	418,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	418,000,000.00
Note Factor @ 10/15/25	100.0000000%

Class A-4
Note Balance @ 09/15/25	81,810,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	81,810,000.00
Note Factor @ 10/15/25	100.0000000%

Class B
Note Balance @ 09/15/25	36,510,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	36,510,000.00
Note Factor @ 10/15/25	100.0000000%

Class C
Note Balance @ 09/15/25	18,300,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	18,300,000.00
Note Factor @ 10/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,075,011.39
Total Principal Paid	39,158,574.11
Total Paid	43,233,585.50

Class A-1
Coupon	4.35900%
Interest Paid	621,678.98
Principal Paid	39,158,574.11
Total Paid to A-1 Holders	39,780,253.09

Class A-2a
Coupon	4.19000%
Interest Paid	813,558.33
Principal Paid	0.00
Total Paid to A-2a Holders	813,558.33

Class A-2b
SOFR Rate	4.37208%
Coupon	4.72208%
Interest Paid	727,987.33
Principal Paid	0.00
Total Paid to A-2b Holders	727,987.33

Class A-3
Coupon	4.08000%
Interest Paid	1,421,200.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,421,200.00

Class A-4
Coupon	4.19000%
Interest Paid	285,653.25
Principal Paid	0.00
Total Paid to A-4 Holders	285,653.25

Class B
Coupon	4.42000%
Interest Paid	134,478.50
Principal Paid	0.00
Total Paid to B Holders	134,478.50

Class C
Coupon	4.62000%
Interest Paid	70,455.00
Principal Paid	0.00
Total Paid to C Holders	70,455.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.3442302
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.1361768
Total Distribution Amount	35.4804070

A-1 Interest Distribution Amount	2.5281780
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	159.2459297
Total A-1 Distribution Amount	161.7741077

A-2a Interest Distribution Amount	3.4916667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.4916667

A-2b Interest Distribution Amount	3.9350666
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.9350666

A-3 Interest Distribution Amount	3.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.4000000

A-4 Interest Distribution Amount	3.4916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.4916667

B Interest Distribution Amount	3.6833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.6833333

C Interest Distribution Amount	3.8500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.8500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	276.49
Noteholders' Third Priority Principal Distributable Amount	467.33
Noteholders' Principal Distributable Amount	256.18

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/25	3,046,305.69
Investment Earnings	10,299.03
Investment Earnings Paid	(10,299.03)
Deposit/(Withdrawal)	-
Balance as of 10/15/25	3,046,305.69
Change	-

Required Reserve Amount	3,046,305.69